Leases - Lease Term and Discount Rate (Detail)	Sep. 28, 2019
Weighted-average remaining lease term (years):
Operating leases	12 years 4 months 2 days
Finance leases	8 years 2 months 1 day
Weighted-average discount rate:
Operating leases	7.72%
Finance leases	6.02%